Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ 4,433	$ 5,293	$ 12,895	$ 55,288	$ 42,145
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Lower of cost or market adjustment to inventory	318	302	302
Mark to market on commodity contracts	1,062	(1,473)	(1,588)	1,095	11,984
Mark to market on interest rate cap agreements	1	156	156	1,851	(800)
Depreciation	6,023	4,805	6,822	4,560	2,772
Amortization of intangible assets	78	86	112	199	199
Amortization of debt discount and issuance costs	1,857	3,961	4,564	4,701	2,299
Term loan call premium			(6,394)
Loss on debt extinguishment		19,612	19,612
Profits interest compensation expense	29,271	19,517	19,517	885	3,452
Share-based compensation expense	989
Provision for bad debts, net of reductions	73	(627)	(814)	(4,171)	1,324
Deferred income taxes	691	2,273	5,248	10,491	6,041
(Gain) loss on sale of property, plant and equipment	3	(9)	(17)	(69)	(39)
Equity income, net of tax	(1,148)	(736)	(995)	(888)	(1,530)
Distributions from equity method investment	452	500	1,000	500	566
Change in assets and liabilities:
Accounts receivable	(33,959)	(48,917)	(1,540)	3,848	(20,241)
Inventories	(34,610)	1,343	11,512	6,592	8,656
Prepaid expenses and other current assets	(14,988)	5,440	4,676	18,264	(8,308)
Accounts payable	23,893	30,787	3,682	(50)	14,856
Accrued liabilities	10,676	12,083	850	(36,988)	341
Accrued interest	9,160	8,127	(782)	(151)	2,507
Income taxes, net	574	2,702	3,685	(2,674)	855
Other, net	(317)	(6,973)	(589)	1,565	2,335
Net cash (used in) provided by operating activities	4,532	58,252	81,914	64,848	69,414
Cash flows from investing activities
Capital expenditures	(13,205)	(11,360)	(20,408)	(22,440)	(11,927)
Proceeds from sale of property, plant and equipment	174	25	32	97	39
Net cash used in investing activities	(13,031)	(11,335)	(20,376)	(22,343)	(11,888)
Cash flows from financing activities
Deferred financing fees		(12,981)	(12,981)	(1,675)	(15,131)
Proceeds from senior secured notes		375,000	375,000
Proceeds from term loan, net of discount					305,550
Payments on term loan		(310,875)	(310,875)	(3,300)	(825)
Borrowings on ABL Facility	337,236	142,400	204,275	168,021	1,096,578
Payments on ABL Facility	(329,258)	(113,900)	(189,753)	(168,021)	(1,272,197)
Principal payments under capital lease obligation				(916)	(52)
Payments on related party debt					(119,805)
Distribution to shareholder		(160,000)	(160,000)		(42,500)
Net payment (amounts due) from stockholder	4,875	(2,398)	(2,424)	(2,451)
Cash overdrafts					(1,228)
Net cash provided by (used in) financing activities	12,853	(82,754)	(96,758)	(8,342)	(49,610)
Effect of foreign currency exchange rates	(128)	(682)	(455)	(149)	(225)
Net (decrease) increase in cash	4,226	(36,519)	(35,675)	34,014	7,691
Cash at beginning of period	13,862	49,537	49,537	15,523	7,832
Cash at end of period	18,088	13,018	13,862	49,537	15,523
Cash paid during the period for:
Interest, net of amount capitalized			35,788	33,580	19,626
Income taxes, net of refunds			10,235	24,017	19,657
Noncash investing activities
Capital lease obligations					$ 968